CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.	This filing is made on behalf of Janus Aspen Series (the “Registrant”). The Registrant’s 1933 Act No. is 033-63212 and the Registrant’s 1940 Act No. is 811-07736.

2.	There are no changes to the Prospectuses from the forms of Prospectuses that were filed in Post-Effective Amendment No. 84 (“PEA No. 84”) on April 30, 2018, pursuant to Rule 485(b) of the 1933 Act for the following Portfolios:

Janus Henderson Balanced Portfolio	Janus Henderson Global Technology Portfolio
– Institutional Shares	– Institutional Shares
– Service Shares	– Service Shares

Janus Henderson Enterprise Portfolio	Janus Henderson Global Unconstrained Bond Portfolio
– Institutional Shares	– Institutional Shares
– Service Shares	– Service Shares

Janus Henderson Flexible Bond Portfolio	Janus Henderson U.S. Low Volatility Portfolio
– Institutional Shares	– Service Shares
– Service Shares
Janus Henderson Mid Cap Value Portfolio
Janus Henderson Forty Portfolio	– Institutional Shares
– Institutional Shares	– Service Shares
– Service Shares
Janus Henderson Overseas Portfolio
Janus Henderson Global Bond Portfolio	– Institutional Shares
– Institutional Shares	– Service Shares
– Service Shares
Janus Henderson Research Portfolio
Janus Henderson Global Research Portfolio	– Institutional Shares
– Institutional Shares	– Service Shares
– Service Shares

(collectively, the “Portfolios”)

3.	The text of PEA No. 84 has been filed electronically.

DATED: May 4, 2018

JANUS ASPEN SERIES on behalf of the Portfolios

By:	/s/ Kathryn Santoro
Kathryn Santoro
Vice President